Income Taxes	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure
Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the "Tax Act") was signed into law, making significant changes to the taxation of U.S. business entities. The Tax Act reduced the U.S. corporate income tax rate from 35% to 21%, imposed a one-time transition tax in connection with the move from a worldwide tax system to a territorial tax system, provided for accelerated deductions for certain U.S. film production costs, imposed limitations on certain tax deductions such as executive compensation in future periods, and included numerous other provisions. As the Company has a March 31 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 31.5% for the fiscal year ending March 31, 2018, and 21% for subsequent fiscal years. Since we are not in a current U.S. federal tax paying position, our U.S. tax provision consists primarily of deferred tax benefits calculated at the 21% tax rate.

In connection with the Tax Act, the SEC issued Staff Accounting Bulletin No. 118 (“SAB 118”) to provide guidance to companies that have not completed their accounting for the income tax effects of the Tax Act. Under SAB 118, provisional amounts can be recorded to the extent a reasonable estimate can be made. Additional tax effects and adjustments to previously recorded provisional amounts can be recorded upon obtaining, preparing, or analyzing additional information (including computations) within one year from the enactment date of the Tax Act. The Company is currently in the process of evaluating the full impact of the Tax Act on its financial statements and has not completed this evaluation. The Company has reported provisional amounts reflecting reasonable estimates of the impact of the Tax Act, including a $165.0 million income tax benefit related to the impact of the corporate income tax rate reduction on the Company's net deferred tax liabilities. The Company has also made provisional estimates of other effects of the Tax Act, such as the measurement of deferred tax assets and liabilities related to executive compensation, the one-time transition tax, net operating loss carryovers, foreign tax credits, and accelerated deductions for U.S. film costs. The estimated impact of the Tax Act is based on a preliminary review of the new law and is subject to revision based upon further analysis and interpretation of the Tax Act. The Company will complete its accounting for the Tax Act once the Company has obtained, prepared, and analyzed all information needed (including computations) for its analysis, but no later than one year from the enactment date of the Tax Act.
The Company's income tax provision (benefit) differs from the federal statutory rate multiplied by pre-tax income (loss) due to the mix of the Company's pre-tax income (loss) generated across the various jurisdictions in which the Company operates and the tax deductions generated by the Company's capital structure. In addition, the Company’s total income tax benefit of $319.4 million in fiscal 2018 includes a net benefit of $259.1 million, consisting of a $165.0 million benefit from the impact of the change in U.S. federal tax rates (discussed above) on the Company’s beginning net deferred tax liability balances, a benefit of $162.3 million primarily for foreign affiliate dividends resulting from an internal capital restructuring in connection with the Company’s third party debt refinancing (see Note 7 to the consolidated financial statements), offset by charges of $58.8 million and $9.4 million from increases in the Company’s valuation allowance associated with certain U.S. and foreign deferred tax assets, respectively, that may not be realized on a more likely than not basis.
The Company's income tax provision (benefit) can be affected by many factors, including the overall level of pre-tax income, the mix of pre-tax income generated across the various jurisdictions in which the Company operates, changes in tax laws and regulations in those jurisdictions, further interpretation and legislative guidance regarding the new Tax Act, changes in valuation allowances on its deferred tax assets, tax planning strategies available to the Company, and other discrete items.
The components of pretax income, net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
United States	$(824.1)	$(409.2)	$(244.2)
International	972.8	274.8	210.4
	$148.7	$(134.4)	$(33.8)

The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2018	2017	2016
Current provision (benefit):	(Amounts in millions)
Federal	$(17.6)	$7.8	$6.2
States	(4.3)	2.2	2.5
International	2.0	4.5	(0.2)
Total current provision (benefit)	$(19.9)	$14.5	$8.5
Deferred benefit:
Federal	$(269.0)	$(143.3)	$(77.4)
States	(18.5)	(9.9)	(7.6)
International	(12.0)	(10.2)	—
Total deferred benefit	(299.5)	(163.4)	(85.0)
Total benefit for income taxes	$(319.4)	$(148.9)	$(76.5)

The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$46.8	$(47.1)	$(11.8)
Foreign affiliate dividends	(329.1)	(84.2)	(59.4)
Foreign and provincial operations subject to different income tax rates	7.1	(14.6)	(7.1)
State income tax	(21.2)	(6.0)	(3.8)
Remeasurement of opening U.S. deferred tax liabilities due to the Tax Act	(165.0)	—	—
Additional remeasurements of originating deferred tax assets and liabilities	75.6	—	—
Transaction costs	—	7.3	—
Permanent differences	3.5	(0.5)	6.5
Other	(5.3)	(2.3)	(0.9)
Increase (decrease) in valuation allowance	68.2	(1.5)	—
Total benefit for income taxes	$(319.4)	$(148.9)	$(76.5)

For the years ended March 31, 2016, 2017, and 2018, the tax provision includes a favorable permanent book-tax difference in our Canadian jurisdiction for certain foreign affiliate dividends. Canadian tax law permits such dividends to be received without being subject to tax.
Although the Company is incorporated under Canadian law, the majority of its global operations are currently subject to tax in the U.S. As a result, the Company believes it is more appropriate to use the U.S. Federal statutory rate in its reconciliation of the statutory rate to its reported income tax rate.
The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$336.7	$224.3
Foreign tax credits	68.3	57.5
Investment in film and television obligations	101.5	91.6
Accounts payable	96.4	112.1
Other assets	59.0	60.3
Reserves	21.4	41.2
Subordinated notes	—	8.2
Total deferred tax assets	683.3	595.2
Valuation allowance	(73.2)	(5.9)
Deferred tax assets, net of valuation allowance	610.1	589.3
Deferred tax liabilities:
Intangible assets	(475.5)	(780.8)
Fixed assets	(19.5)	(28.6)
Accounts receivable	(150.7)	(185.7)
Subordinated notes	—	—
Other	(17.5)	(14.4)
Total deferred tax liabilities	$(663.2)	$(1,009.5)

Net deferred tax liabilities	$(53.1)	$(420.2)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. foreign tax credit carryforwards as sufficient uncertainty exists regarding the future realization of these assets.
At March 31, 2018, the Company had U.S. net operating loss carryforwards ("NOLs") of approximately $1,188.5 million available to reduce future federal income taxes which expire beginning in 2029 through 2038. At March 31, 2018, the Company had state NOLs of approximately $681.6 million available to reduce future state income taxes which expire in varying amounts beginning 2021. At March 31, 2018, the Company had Canadian loss carryforwards of $132.5 million which will expire beginning in 2034. In addition, at March 31, 2018, the Company had U.S. credit carryforwards related to foreign taxes paid of approximately $68.3 million to offset future federal income taxes that will expire beginning in 2021.

The following table summarizes the changes to the gross unrecognized tax benefits for the years ended March 31, 2018, 2017, and 2016:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2015	$4.5
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2016	4.5
Increases related to prior year tax positions	14.2
Decreases related to prior year tax positions	(4.5)
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2017	14.2
Increases related to current year tax position	0.1
Increases related to prior year tax positions	11.5
Decreases related to prior year tax positions	(8.2)
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2018	$17.6

For the years ended March 31, 2018, 2017, and 2016, interest and penalties were not significant. The Company records interest and penalties on unrecognized tax benefits as part of income tax provision. The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. With a few exceptions, the Company is subject to income tax examination by U.S. and state tax authorities for the fiscal years ended March 31, 2008 and forward. However, to the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward, and make adjustments up to the amount of the NOLs. Currently, audits are occurring in federal and various state and local tax jurisdictions. In addition, the Company's Canadian tax returns are under examination for the years ended March 31, 2014 and March 31, 2015.
The total amount of unrecognized tax benefits as of March 31, 2018 that, if realized, would affect the Company's tax benefit (provision) are $15.7 million.
The Company does not believe that there are any material changes to its unrecognized tax benefits that are reasonably possible to occur within the coming year.